GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.75%
36,450	Anglo American Platinum Ltd	$ 1,522,611
68,920	MMC Norilsk Nickel PJSC ADR	1,671,999
339,964	NMDC Ltd(a)	355,786
216,200	Petronas Chemicals Group Bhd	252,183
16,980	Soulbrain Co Ltd(a)	870,632
439,027	Vale SA(a)	3,650,039
187,100	Vale SA Sponsored ADR	1,551,059
		9,874,309
Communications — 22.00%
159,000	Accton Technology Corp	850,744
232,100	Advanced Info Service PCL	1,407,250
149,038	Alibaba Group Holding Ltd Sponsored ADR(a)	28,984,910
3,145,200	America Movil SAB de CV Series L	1,869,420
157,315	Hellenic Telecommunications Organization SA(a)	1,901,707
53,556	JD.com Inc ADR(a)	2,169,018
114,730	LG Uplus Corp(a)	1,007,938
5,100	MercadoLibre Inc(a)	2,491,758
67,114	Naspers Ltd Class N	9,537,867
2,191	NCSoft Corp(a)	1,169,347
130,216	PLAY Communications SA(b)	913,100
2,117,600	Telekomunikasi Indonesia Persero Tbk PT	411,273
383,300	Tencent Holdings Ltd	18,945,604
16,814	Tencent Holdings Ltd Unsponsored ADR	825,399
1,082,517	Turk Telekomunikasyon AS(a)	1,096,059
701,905	Turkcell Iletisim Hizmetleri AS	1,303,713
94,460	Vipshop Holdings Ltd ADR(a)	1,471,687
74,000	Yandex NV Class A(a)	2,519,700
		78,876,494
Consumer, Cyclical — 4.90%
9,209,600	Astra International Tbk PT	2,189,579
20,700	Carlsberg Brewery Malaysia Bhd(a)	118,934
93,732	Clicks Group Ltd(a)	1,351,007
17,936	Coway Co Ltd(a)	848,440
328,600	Feng TAY Enterprise Co Ltd(a)	1,407,390
261,600	Gansu Shangfeng Cement Co Ltd Class A	717,216
584,100	Gree Electric Appliances Inc of Zhuhai Class A(a)	4,253,995
4,119	Hyundai Mobis Co Ltd	569,772
66,786	Kia Motors Corp	1,405,773
207,500	Li Ning Co Ltd	596,953
11,310	Maruti Suzuki India Ltd(a)	637,943
189,900	Ningbo Huaxiang Electronic Co Ltd Class A	438,328
32,000	Poya International Co Ltd(a)	453,128
289,000	Sinotruk Hong Kong Ltd	474,718
Shares		Fair Value
Consumer, Cyclical — (continued)
340,000	Wal-Mart de Mexico SAB de CV	$ 801,037
615,000	Weichai Power Co Ltd Class H	979,629
92,500	Zhongsheng Group Holdings Ltd(a)	320,992
		17,564,834
Consumer, Non-Cyclical — 12.08%
47,274	BIM Birlesik Magazalar AS	358,491
13,400	Changchun High & New Technology Industry Group Inc Class A	1,025,061
298,000	China Mengniu Dairy Co Ltd	1,027,718
3,773	Coca-Cola Femsa SAB de CV Sponsored ADR	151,788
449,500	CP All PCL(a)	831,186
970,000	CSPC Pharmaceutical Group Ltd	1,908,077
264,300	Fomento Economico Mexicano SAB de CV	1,606,913
93,321	Foshan Haitian Flavouring & Food Co Ltd Class A	1,638,412
260,166	Fujian Sunner Development Co Ltd Class A	858,939
102,968	Hindustan Unilever Ltd(a)	3,122,711
123,052	Hualan Biological Engineering Inc Class A	824,421
1,592,900	Indofood CBP Sukses Makmur Tbk PT	993,540
403,880	International Container Terminal Services Inc	590,603
124,700	JBS SA(a)	488,135
961,472	Jiangsu Expressway Co Ltd Class A(a)	1,326,076
249,301	Jiangsu Hengrui Medicine Co Ltd(a)	3,200,113
5,300	Kweichow Moutai Co Ltd Class A	823,660
4,568	LG Household & Health Care Ltd	4,184,230
326,500	Liaoning Wellhope Agri-Tech JSC Ltd Class A	581,373
224,200	Minerva SA(a)	343,025
5,430	Nestle India Ltd(a)	1,174,048
29,417	New Oriental Education & Technology Group Inc Sponsored ADR(a)	3,184,096
145,900	Qualicorp Consultoria e Corretora de Seguros SA	671,644
71,200	Richter Gedeon Nyrt	1,342,765
27,088	Shenzhen Mindray Bio-Medical Electronics Co Ltd Class A	985,501
937,500	Sino Biopharmaceutical Ltd	1,223,508
513,000	Standard Foods Corp(a)	1,035,067
127,000	TAL Education Group ADR(a)	6,764,020
134,800	Wens Foodstuffs Group Co Ltd Class A	609,549

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
96,000	YiChang HEC ChangJiang Pharmaceutical Co Ltd Class H(b)	$ 449,188
		43,323,858
Diversified — 0.08%
347,600	Alfa SAB de CV Class A	92,898
3,485	CJ Corp(a)	183,511
		276,409
Energy — 4.75%
1,608,000	CNOOC Ltd	1,670,993
659,765	Coal India Ltd	1,212,374
48,920	Ecopetrol SA Sponsored ADR(c)	465,229
44,583	Exxaro Resources Ltd	244,388
388,806	Gazprom PJSC Sponsored ADR	1,772,956
868,000	Kunlun Energy Co Ltd	501,625
102,766	LUKOIL PJSC Sponsored ADR	6,079,637
389,742	Oil & Natural Gas Corp Ltd(a)	348,952
440,176	Petroleo Brasileiro SA Sponsored ADR(c)	2,401,960
384,500	PTT Exploration & Production PCL	757,872
36,638	Reliance Industries Ltd(a)	534,264
27,637	Tatneft PJSC Sponsored ADR	1,047,442
		17,037,692
Financial — 22.38%
83,250	A-Living Services Co Ltd(a)	399,254
157,040	Banco Bradesco SA ADR	637,582
527,700	Bank Central Asia Tbk PT	889,131
13,524,600	Bank Mandiri Persero Tbk PT	3,845,200
1,172,500	Bank of Guiyang Co Ltd Class A	1,259,273
4,587,000	Bank Rakyat Indonesia	841,279
80,000	BB Seguridade Participacoes SA	386,444
442,000	China Aoyuan Group Ltd	509,277
5,141,000	China CITIC Bank Corp Ltd Class H	2,528,158
3,845,000	China Construction Bank Corp Class H	3,125,397
5,812,000	China Jinmao Holdings Group Ltd(a)	3,705,139
1,763,500	China Merchants Bank Co Ltd Class H	7,889,496
1,836,300	China Minsheng Banking Corp Ltd Class A(a)	1,471,950
133,300	China Pacific Insurance Group Co Ltd Class A	524,920
186,000	China Resources Land Ltd	759,158
82,718	China Vanke Co Ltd Class A(a)	296,032
824,000	CITIC Ltd	853,986
2,057,999	Commerce Asset Holding	1,712,555
Shares		Fair Value
Financial — (continued)
101,402	Commercial International Bank Egypt SAE GDR	$ 378,615
672,000	Country Garden Holdings Co Ltd	803,388
291,000	Country Garden Services Holdings Co Ltd	1,170,924
254,221	Dubai Islamic Bank PJSC	248,284
809,793	E.Sun Financial Holding Co Ltd(a)	646,422
595,424	Emirates NBD Bank PJSC	1,155,729
751,800	Grupo Financiero Banorte SAB de CV Class O	2,059,943
83,111	Hana Financial Group Inc	1,563,618
436,699	HDFC Bank Ltd	4,976,684
39,200	HDFC Bank Ltd ADR	1,507,632
165,900	IRB Brasil Resseguros SA	309,700
37,510	KB Financial Group Inc	1,054,932
51,200	LexinFintech Holdings Ltd ADR(a)(c)	454,144
259,500	Longfor Group Holdings Ltd	1,248,946
477,540	Metropolitan Bank & Trust Co	374,467
46,131	Muthoot Finance Ltd	373,424
45,100	OTP Bank Nyrt	1,293,663
1,263,000	Ping An Insurance Group Co of China Ltd Class H	12,334,788
1,558,000	Postal Savings Bank of China Co Ltd Class H(b)	948,572
298,719	Power Finance Corp Ltd(a)	360,723
112,195	Powszechna Kasa Oszczednosci Bank Polski SA	608,992
136,298	Qatar National Bank QPSC	622,847
319,800	Qualitas Controladora SAB de CV	817,480
896,700	RHB Bank Bhd	975,703
12,328	Samsung Card Co Ltd(a)	303,789
1,330,809	Sberbank of Russia PJSC	3,089,816
217,376	Sberbank of Russia PJSC Sponsored ADR	2,043,334
845,600	Shanghai Pudong Development Bank Co Ltd Class A(a)	1,203,708
335,000	Shimao Property Holdings Ltd	1,160,984
67,363	Shinhan Financial Group Co Ltd(a)	1,575,904
5,735,000	Yuanta Financial Holding Co Ltd(a)	2,928,031
		80,229,417
Industrial — 4.03%
355,500	Anhui Conch Cement Co Ltd Class H	2,442,150
331,000	Asia Cement Corp	429,755
38,000	ASMedia Technology Inc	961,147
454,293	Bharat Electronics Ltd	445,172
1,154,000	China Lesso Group Holdings Ltd	1,493,965
834,000	China Resources Cement Holdings Ltd	979,805

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Shares		Fair Value
Industrial — (continued)
9,909	Daelim Industrial Co Ltd(a)	$ 594,154
240,400	Grupo Aeroportuario del Centro Norte SAB de CV	813,545
12,975	Hanwha Aerospace Co Ltd(a)	217,025
241,800	Hartalega Holdings BHD(a)	384,137
178,779	Huaxin Cement Co Ltd Class A	576,663
278,500	Kossan Rubber Industries(a)	329,300
6,000	Largan Precision Co Ltd(a)	757,616
73,400	Luxshare Precision Industry Co Class A(a)	389,212
119,000	Micro-Star International Co Ltd(a)	347,810
6,344	Samsung Electro-Mechanics Co Ltd(a)	502,691
26,600	Sunny Optical Technology Group Co Ltd	351,861
281,400	Tangshan Jidong Cement Co Ltd Class A	767,034
68,000	United Integrated Services Co(a)	369,705
8,000	Voltronic Power Technology(a)	166,255
222,000	Zhen Ding Technology Holding Ltd	678,451
573,400	Zhengzhou Coal Mining Machinery Group Co Ltd Class A	441,058
		14,438,511
Technology — 19.80%
140,000	Advantech Co Ltd(a)	1,153,554
14,000	ASPEED Technology Inc	476,906
7,582	CD Projekt SA	522,183
11,500	G-bits Network Technology Xiamen Co Ltd Class A(a)	660,288
284,628	Infosys Ltd Sponsored ADR	2,336,796
91,000	International Games System Co Ltd(a)	1,640,549
1,100	NetEase Inc ADR	353,056
576,154	Samsung Electronics Co Ltd	22,401,730
3,080	Samsung SDS Co Ltd	376,479
97,967	SK Hynix Inc(a)	6,622,963
660,000	Taiwan Semiconductor Manufacturing Co Ltd(a)	5,941,529
381,086	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	18,212,100
369,085	Tata Consultancy Services Ltd(a)	8,879,097
38,900	Totvs SA	348,117
7,558	WNS Holdings Ltd ADR(a)	324,843
166,000	Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd Class A	757,659
		71,007,849
Utilities — 1.01%
177,000	Beijing Enterprises	645,958
Shares		Fair Value
Utilities — (continued)
108,000	China Resources Gas Group Ltd	$ 541,972
44,600	Cia de Saneamento Basico do Estado de Sao Paulo(a)	333,807
30,000	Cia de Saneamento de Minas Gerais COPASA(a)	239,256
5,521,729	Enel Chile SA	374,180
438,775	Engie Energia Chile SA	483,939
71,000	ENN Energy Holdings Ltd	687,794
159,488	Power Grid Corp of India Ltd	335,028
		3,641,934
TOTAL COMMON STOCK — 93.78% (Cost $390,086,336)		$336,271,307
PREFERRED STOCK
Financial — 0.45%
401,100	Banco Bradesco SA	1,611,780
TOTAL PREFERRED STOCK — 0.45% (Cost $3,053,218)		$1,611,780
WARRANTS
Consumer, Non-Cyclical — 1.86%
182,350	Jiangsu Hengrui Medicine Co Ltd(a)	2,340,707
27,789	Kweichow Moutai Co Ltd(a)	4,318,619
TOTAL WARRANTS — 1.86% (Cost $6,103,434)		$6,659,326
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.47%
$674,086	Repurchase agreement (principal amount/value $674,400 with a maturity value of $674,400) with JP Morgan Securities, 0.01%, dated 3/31/20 to be repurchased at $674,086 on 4/1/20 collateralized by U.S. Treasury securities, 2.88%, 11/30/23, with a value of $687,888.(d)	674,086

See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 999,534	Undivided interest of 1.88% in a repurchase agreement (principal amount/value $53,240,019 with a maturity value of $53,240,049) with Citigroup Global Markets Inc, 0.02%, dated 3/31/20 to be repurchased at $999,534 on 4/1/20 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 2.00% - 11.00%, 4/15/20 - 1/1/59, with a value of $54,304,816.(d)	$ 999,534
TOTAL SHORT TERM INVESTMENTS — 0.47% (Cost $1,673,620)		$1,673,620
TOTAL INVESTMENTS — 96.56% (Cost $400,916,608)		$346,216,033
OTHER ASSETS & LIABILITIES, NET — 3.44%		$12,332,395
TOTAL NET ASSETS — 100.00%		$358,548,428
(a)	Non-income producing security.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	All or a portion of the security is on loan at March 31, 2020.
(d)	Collateral received for securities on loan.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of March 31, 2020 (Unaudited)
Summary of Investments by Country as of March 31, 2020.
Country	Fair Value	Percentage of Fund Investments
China	$131,965,174	38.12%
South Korea	45,452,928	13.13
Taiwan	38,456,157	11.11
India	26,569,690	7.67
Russia	15,705,184	4.54
Brazil	12,972,546	3.75
South Africa	12,655,873	3.65
Hong Kong	9,726,178	2.81
Mexico	8,213,024	2.37
Indonesia	7,336,209	2.12
United States	6,817,638	1.97
Malaysia	3,772,813	1.09
Thailand	2,996,309	0.86
Turkey	2,758,263	0.80
Hungary	2,636,428	0.76
Netherlands	2,519,700	0.73
Argentina	2,491,758	0.72
Luxembourg	2,340,707	0.68
Ireland	2,189,579	0.63
Greece	1,901,706	0.55
Poland	1,522,093	0.44
United Arab Emirates	1,404,014	0.40
Philippines	965,069	0.28
Chile	858,119	0.25
Qatar	622,847	0.18
Portugal	522,183	0.15
Colombia	465,229	0.13
Egypt	378,615	0.11
Total	$346,216,033	100.00%
See Notes to Schedule of Investments.

March 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST EMERGING MARKETS EQUITY FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.

March 31, 2020

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2020, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$105,375,430	$230,895,877	$—	$336,271,307
Preferred Stock	1,611,780	—	—	1,611,780
Warrants	—	6,659,326	—	6,659,326
Short Term Investments	—	1,673,620	—	1,673,620
Total Assets	$106,987,210	$239,228,823	$0	$346,216,033
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

March 31, 2020